Annual Fund Operating Expenses (Invesco Global Core Equity Fund)	12 Months Ended
May 02, 2011
Class A, Invesco Global Core Equity Fund
Annual Fund Operating Expenses
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.73%
Total Annual Fund Operating Expenses	1.78%
Class B, Invesco Global Core Equity Fund
Annual Fund Operating Expenses
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.73%
Total Annual Fund Operating Expenses	2.53%
Class C, Invesco Global Core Equity Fund
Annual Fund Operating Expenses
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.73%
Total Annual Fund Operating Expenses	2.53%
Class R, Invesco Global Core Equity Fund
Annual Fund Operating Expenses
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.73%
Total Annual Fund Operating Expenses	2.03% [1]
Class Y, Invesco Global Core Equity Fund
Annual Fund Operating Expenses
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.73%
Total Annual Fund Operating Expenses	1.53%

[1]	"Total Annual Fund Operating Expenses" for Class R shares are based on estimated amounts for the current fiscal year.